Note 13 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax expense at statutory rate
Differences between Cayman and foreign tax rates	344	401	414
Changes in deferred income tax assets and liabilities	(224)	(247)	(546)
Adjustments to prior years’ taxes	34	60	12
Changes in valuation allowances for deferred income tax assets	91	92	586
Withholding taxes on repatriation of subsidiary profits	351	521	298
Alternative Minimum Tax on EMC stock sales	345	105
Other	230	209	246
Total	$ 1,171	$ 1,141	$ 1,010